LOSS ON DEBT REFINANCING (Details) - CAD ($) $ in Thousands			12 Months Ended
	May 01, 2017	Jan. 05, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Dec. 02, 2016
Long-term debt
Redeemed for cash consideration			$ 5,357	$ 321,027	$ 10,714
Loss on debt refinancing				$ 5,201	$ 7,346
6.875% Senior Notes
Long-term debt
Principal amount						$ 125,000	$ 175,000
Annual nominal interest rate (in percentage)						6.875%	6.875%
Redeemed for cash consideration	$ 129,300	$ 181,000